Cash and cash equivalents: Restricted (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 5,055	$ 26,849
Restricted cash related to funds related to the recovery of insurance		$ 138,773